SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of options outstanding, Beginning Balance | shares	877,157	1,035,991
Weighted average exercise price, Beginning Balance | $ / shares	$ 4.60	$ 4.60
Number of options outstanding, Exercised | shares		12,500
Weighted average exercise price, Granted | $ / shares		$ 2.15
Number of options outstanding, forfeited | shares	(9,999)	(146,334)
Weighted average exercise price, forfeited | $ / shares	$ 3.77	$ 4.77
Number of options outstanding, Ending Balance | shares	867,158	877,157
Weighted average exercise price, Ending Balance | $ / shares	$ 4.61	$ 4.60